Scharf Multi-Asset Opportunity Fund
Schedule of Investments
June 30, 2020 (Unaudited)

Shares	COMMON STOCKS - 63.37%	Value
	Banks - 1.39%
23,980	Wells Fargo & Co.	$613,888
	Beverages - 1.89%
9,055	Heineken N.V. (b)	834,816
	Biotechnology - 1.79%
1,130	AbbVie, Inc.	110,943
6,024	Alexion Pharmaceuticals, Inc. (a)	676,134
		787,077
	Diversified Financial Services - 3.49%
8,626	Berkshire Hathaway, Inc. - Class B (a)	1,539,827
	Diversified Telecommunication - 2.50%
19,999	Verizon Communications, Inc.	1,102,545
	Food Products - 2.76%
17,623	Danone (b)	1,218,848
	Health Care Providers & Services - 8.27%
20,042	CVS Health Corp.	1,302,129
9,716	McKesson Corp.	1,490,629
7,474	Quest Diagnostics, Inc.	851,737
		3,644,495
	Hotels, Restaurants & Leisure - 1.51%
172,750	Domino's Pizza Group plc (b)	663,995
	Insurance - 2.90%
15,980	Progressive Corp.	1,280,158
	Interactive Media & Services - 2.69%
395	Alphabet, Inc. - Class C (a) (f)	558,376
5,224	Baidu, Inc. - ADR (a)	626,305
		1,184,681
	Internet & Direct Marketing Retail - 1.43%
396	Booking Holdings, Inc. (a)	630,567
	IT Services - 1.48%
11,463	Cognizant Technology Solutions Corp. - Class A	651,328
	Machinery - 0.74%
5,710	Otis Worldwide Corp.	324,670
	Media - 5.40%
37,710	Comcast Corp. - Class A	1,469,936
7,368	Liberty Broadband Corp. (a)	913,337
		2,383,273
	Personal Products - 2.29%
18,918	Unilever N.V. - ADR	1,007,762
	Pharmaceuticals - 8.14%
8,673	Johnson & Johnson	1,219,684
13,391	Novartis AG - ADR	1,169,570
3,468	Roche Holdings AG (b)	1,201,876
		3,591,130
	Road & Rail - 2.56%
7,565	Kansas City Southern	1,129,379
	Software - 9.37%
13,979	Microsoft Corp.	2,844,866
23,277	Oracle Corp.	1,286,520
		4,131,386
	Specialty Retail - 2.77%
8,574	Advance Auto Parts, Inc.	1,221,366
	TOTAL COMMON STOCKS (Cost $22,287,887)	27,941,191

	PREFERRED STOCKS - 4.44%
	Closed-End Fund - 2.22%
38,400	Gabelli Equity Trust, Inc. - Series K, 5.00%	979,584
	Technology Hardware, Storage & Peripherals - 2.22%
25,280	Samsung Electronics Co., Ltd., 2.28% (b)	977,279
	TOTAL PREFERRED STOCKS (Cost $1,360,344)	1,956,863

	EXCHANGE-TRADED FUNDS - 4.16%
33,530	iShares Silver Trust (a)	570,345
7,558	SPDR Gold Shares (a)	1,264,983
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,524,246)	1,835,328

Principal Amount	CORPORATE BONDS - 7.07%
	Beverages - 0.37%
	Keurig Dr Pepper, Inc.
$150,000	4.057%, 5/25/2023	163,603
	Biotechnology - 0.35%
	AbbVie, Inc.
150,000	2.30%, 11/21/2022 (d)	155,229
	Chemicals - 0.12%
	DuPont de Nemours, Inc.
50,000	4.205%, 11/15/2023	54,839
	Computer and Electronic Product Manufacturing - 0.23%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	99,567
	Consumer Finance - 0.57%
	Ford Motor Credit Co. LLC
250,000	3.157%, 8/4/2020	249,269
	Health Care Providers & Services - 0.36%
	McKesson Corp.
150,000	2.70%, 12/15/2022	156,365
	Hotels, Restaurants & Leisure - 0.45%
	Carnival Corp.
200,000	3.95%, 10/15/2020	197,723
	Internet & Direct Marketing Retail - 0.64%
	eBay, Inc.
125,000	2.875%, 8/1/2021	127,879
150,000	2.60%, 7/15/2022	155,047
		282,926
	Petroleum and Coal Products Manufacturing - 1.31%
	Murphy Oil USA, Inc.
557,000	5.625%, 5/1/2027	577,085
	Road & Rail - 0.18%
	Burlington Northern Santa Fe LLC
75,000	3.05%, 9/1/2022	78,722
	Securities and Commodity Contracts Intermediation and Brokerage - 1.91%
	Goldman Sachs Group, Inc.
1,001,000	4.00%, (3 Month LIBOR + 0.7675%), 6/1/2043 (c)	844,098
	Specialty Retail - 0.58%
	Advance Auto Parts, Inc.
150,000	4.50%, 12/1/2023	162,830
	L Brands, Inc.
90,000	6.625%, 4/1/2021	93,026
		255,856
	TOTAL CORPORATE BONDS (Cost $2,936,155)	3,115,282

	MUNICIPAL BONDS - 7.15%
	California Health Facilities Financing Authority, Revenue Bonds, Chinese Hospital Association
10,000	3.00%, 6/1/2024, Series 2012	10,436
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
40,000	7.11%, 2/1/2021, Series 2011B	41,292
145,000	7.875%, 2/1/2026, Series 2011B	150,021
	California State Educational Facilities Authority, Revenue Bonds, Chapman University
210,000	5.00%, 4/1/2024	216,176
	California State, General Obligation, Highway Safety, Traffic Reduction, Air Quality and Port Security Bonds
90,000	6.509%, 4/1/2039, Series 2009B	95,030
	California State, General Obligation, Various Purpose
405,000	5.60%, 11/1/2020	411,812
745,000	6.65%, 3/1/2022, Series 2010	797,187
103	7.95%, 3/1/2036, Series 2010	99
	City of New York, General Obligation, Build America Bonds
75,000	5.887%, 12/1/2024	90,765
35,000	5.424%, 3/1/2025	41,768
	Clark County Nevada, Sales & Excise Tax Revenue, Build America Bonds
15,000	5.50%, 7/1/2023, Series C	15,056
	Commonwealth of Massachusetts, Build America Bonds
200,000	4.20%, 12/1/2021	205,132
	San Francisco Bay Area Toll Authority, Revenue Bonds
100,000	2.075%, 4/1/2021	100,773
100,000	2.128%, 4/1/2022	101,789
100,000	2.234%, 4/1/2023	102,889
80,000	6.793%, 4/1/2030, Series S1-Sub	102,229
	Santa Clara Valley Transportation Authority, Sales Tax Revenue, Build America Bonds
75,000	4.899%, 4/1/2022	79,996
	State of California, Build America Bonds
35,000	5.70%, 11/1/2021	37,395
10,000	7.70%, 11/1/2030	10,233
15,000	4.988%, 4/1/2039	16,197
	State of Connecticut, Build America Bonds
240,000	5.20%, 12/1/2022	264,689
25,000	5.30%, 12/1/2023	28,396
	State of Georgia, Economic Development Bonds
10,000	3.24%, 10/1/2020	10,057
	State of Georgia, School Construction Bonds
15,000	4.35%, 2/1/2029	16,222
	State of Maryland, Build America Bonds
20,000	4.20%, 3/1/2021	20,442
	State of Michigan, General Obligation, School Loan and Refunding Bonds
40,000	6.95%, 11/1/2020, Series 2009A	40,817
	State of Oregon, General Obligation, Board of Higher Education - Taxable
15,000	5.742%, 8/1/2024, Series A	16,581
	University of California, Build America Bonds
100,000	6.296%, 5/15/2050	131,256
	TOTAL MUNICIPAL BONDS (Cost $3,107,212)	3,154,735

	OTHER SECURITIES - 2.32%
	Independent Power and Renewable Electricity Producers - 2.32%
26,310	Tennessee Valley Authority, Series A, Power Bond 3.36%, (reset annually @ CMT 30 year index average + 84 bps if lower than current rate), 5/1/2029 (c)	682,481
13,475	Tennessee Valley Authority, Series D, PAARS, Power Bond, 3.55%, (reset annually @ CMT 30 year index average + 94 bps if lower than current rate), 6/1/2028 (c)	340,244
	TOTAL OTHER SECURITIES (Cost $1,028,437)	1,022,725

Shares	SHORT-TERM INVESTMENTS - 11.26%
	Money Market Fund - 7.18%
3,163,608	First American Treasury Obligations Fund, Class Z, 0.06% (e)	3,163,608
	TOTAL MONEY MARKET FUND (Cost $3,163,608)	3,163,608

Principal Amount
	U.S. Treasury Bill - 4.08%
$1,800,000	0.15%, 10/8/2020 (g)	1,799,282
	TOTAL U.S. TREASURY BILL (Cost $1,798,948)	1,799,282
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,962,556)	4,962,890

	Total Investments in Securities (Cost $37,206,837) - 99.77%	43,989,014
	Other Assets in Excess of Liabilities - 0.23%	103,294
	TOTAL NET ASSETS - 100.00%	$44,092,308

ADR	American Depository Receipt
CMT	Constant Maturity
LIBOR	London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Variable rate security. Rate shown reflects the rate in effect as of June 30, 2020.
(d)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."   As of June 30, 2020, the value of these investments was $155,229 or 0.35% of total net assets.

(e)	Rate shown is the 7-day annualized yield as of June 30, 2020.
(f)	Non-voting shares.
(g)	Rate shown in the discount rate at June 30, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Multi-Asset Opportunity Fund
Summary of Fair Value Disclosure at June 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Scharf Multi-Asset Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$4,670,499	$-	$-	$4,670,499
Consumer Discretionary	2,515,928	-	-	2,515,928
Consumer Staples	3,061,426	-	-	3,061,426
Financials	3,433,873	-	-	3,433,873
Healthcare	8,022,702	-	-	8,022,702
Industrials	1,454,049	-	-	1,454,049
Information Technology	4,782,714	-	-	4,782,714
Total Common Stocks	27,941,191	-	-	27,941,191
Preferred Stocks
Closed-End Funds	979,584	-	-	979,584
Information Technology	977,279	-	-	977,279
Total Preferred Stocks	1,956,863	-	-	1,956,863
Exchange-Traded Funds	1,835,328	-	-	1,835,328
Fixed Income
Corporate Bonds	-	3,115,282	-	3,115,282
Municipal Bonds	-	3,154,735	-	3,154,735
Total Fixed Income	-	6,270,017	-	6,270,017
Other Securities	1,022,725	-	-	1,022,725
U.S. Treasury Bill	-	1,799,282	-	1,799,282
Money Market Fund	3,163,608	-	-	3,163,608
Total Investments in Securities	$35,919,715	$8,069,299	$-	$43,989,014

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended June 30, 2020, the Fund did not recognize any transfers to or from Level 3.